Asbestos (Tables)	12 Months Ended
Mar. 31, 2025
Asbestos [Abstract]
Asbestos Adjustments
Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise of the following:

	Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
Change in actuarial estimate - asbestos liability	$139.6	$148.1	$56.0
Change in actuarial estimate - insurance receivable	(2.1)	(3.1)	(0.1)
Change in estimate - AICF claims-handling costs	(0.5)	8.5	1.2
Subtotal - Change in estimates	137.0	153.5	57.1
Effect of foreign exchange on Asbestos net liabilities	—	(9.7)	(45.9)
Loss on foreign currency forward contracts	—	7.8	24.5
Other	0.6	0.1	1.3
Asbestos adjustments	$137.6	$151.7	$37.0

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMG as of 31 March 2025:

	As of 31 March 2025
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	924.5	1,472.4
Central Estimate – Undiscounted but Inflated	1,235.3	1,967.3
Central Estimate – Undiscounted and Uninflated	907.4	1,445.2
The following summarizes the results of the analysis:

	As of 31 March 2025
(In millions)	US$	A$
Discounted (but inflated) - Low	743.5	1,184.1
Discounted (but inflated) - High	1,370.8	2,183.1

Undiscounted (but inflated) - Low	976.9	1,555.8
Undiscounted (but inflated) - High	1,923.3	3,063.0

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2025	2024	2023	2022	2021
Number of open claims at beginning of period	379	359	365	360	393
Number of new claims
Direct claims	443	410	403	411	392
Cross claims	210	154	152	144	153
Number of closed claims	550	544	561	550	578
Number of open claims at end of period	482	379	359	365	360
Average settlement amount per settled claim	A$327,000	A$289,000	A$303,000	A$314,000	A$248,000
Average settlement amount per case closed [1]	A$291,000	A$262,000	A$271,000	A$282,000	A$225,000

Average settlement amount per settled claim	US$213,000	US$190,000	US$208,000	US$232,000	US$178,000
Average settlement amount per case closed [1]	US$190,000	US$172,000	US$186,000	US$208,000	US$162,000
[1] The average settlement amount per case closed includes nil settlements.

Schedule of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the fiscal year ended 31 March 2025:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2024	$(989.7)	$31.5	$224.2	$1.5	$(732.5)	$294.0	$39.5	$(399.0)
Asbestos claims paid	113.2	—	(113.2)	—	—	—	—	—
Payment received in accordance with AFFA	—	—	99.2	—	99.2	—	—	99.2
AICF claims-handling costs incurred (paid)	1.2	—	(1.2)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	(2.9)	—	(2.9)	—	—	(2.9)
Change in actuarial estimate	(139.6)	2.1	—	—	(137.5)	—	—	(137.5)
Change in claims handling cost estimate	0.5	—	—	—	0.5	—	—	0.5
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	41.1	—	41.1
Insurance recoveries	—	(3.9)	3.9	—	—	—	—	—
Movement in income tax payable	—	—	—	—	—	(39.0)	(1.0)	(40.0)
Other movements	—	—	10.3	(0.8)	9.5	(2.8)	0.4	7.1
Effect of foreign exchange	30.8	(1.0)	(6.6)	—	23.2	(8.8)	(1.0)	13.4
Closing Balance - 31 March 2025	$(983.6)	$28.7	$213.7	$0.7	$(740.5)	$284.5	$37.9	$(418.1)

Schedule of Contributions to AICF	The following are amounts contributed to AICF, excluding interest, during the last three fiscal years:

(In millions)	US$	A$
Fiscal 2025	99.2	149.6
Fiscal 2024	91.8	137.5
Fiscal 2023	109.6	158.8

Schedule of Remaining Time Deposits	The following table represents the investments outstanding as of 31 March 2025:

Date Invested	Maturity Date	Interest Rate	A$ Millions
January 2025	27 January 2026	4.87%	60.0
October 2024	17 October 2025	4.94%	70.0
July 2024	24 July 2025	5.25%	60.0
April 2024	14 April 2025	5.12%	36.0
April 2024	7 April 2025	5.08%	54.0